Investments: Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross Investment Income, Operating	$ 289	$ 2,033	$ 2,247
Investment Income, Investment Expense	(113)	(105)	(72)
Net Investment Income	176	1,928	2,175
Debt Securities
Gross Investment Income, Operating	275	1,829	2,074
Policy loans
Gross Investment Income, Operating	8	165	171
Other investments
Gross Investment Income, Operating	$ 6	$ 39	$ 2